13. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
	December 31, 2015	December 31, 2014
Tax benefit at the US statutory rate of 34%	$175,322	$1,230,525
State income tax benefit	23,875	$167,569
Non-deductible expenses including non-deductible pre-merger losses	(773)	(2,057)
Change in valuation allowance	(198,424)	(1,396,037)
Total income tax benefit	$—	$—

Deferred tax assets
	December 31, 2015	December 31, 2014
Tax benefit at the US statutory rate of 34%	$175,322	$1,230,525
State income tax benefit	23,875	$167,569
Non-deductible expenses including non-deductible pre-merger losses	(773)	(2,057)
Change in valuation allowance	(198,424)	(1,396,037)
Total income tax benefit	$—	$—